Average Annual Total Returns (Vanguard Emerging Markets Government Bond Index Fund ETF)	Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Based on Market Value Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Barclays USD Emerging Markets Government RIC Capped Index Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - ETF Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.12%	3.15%	2.91%	4.21%	4.90%
Since Inception	1.30%	(0.56%)	0.15%	1.73%	1.41%